RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of transactions between related parties	Below is a summary of related party activity for the business transactions described above.

(In millions of dollars)	Years ended December 31		Outstanding balance as at December 31
	2019	2018	2019	2018

Printing and legal services [1]	6	13	—	—

[1]	The amounts paid for legal services are nominal.

We carried out the following business transactions with our associates and joint arrangements, being primarily MLSE and Glentel. Transactions between us and our subsidiaries have been eliminated on consolidation and are not disclosed in this note.

	Years ended December 31
(In millions of dollars)	2019	2018

Revenue	69	86
Purchases	212	197

Outstanding balances at year-end are unsecured, interest-free, and settled in cash.

	As at December 31
(In millions of dollars)	2019	2018

Accounts receivable	86	99
Accounts payable and accrued liabilities	24	20

Compensation expense for key management personnel included in "employee salaries, benefits, and stock-based compensation" was as follows:

	Years ended December 31
(In millions of dollars)	2019	2018

Salaries and other short-term employee benefits	15	13
Post-employment benefits	2	2
Stock-based compensation [1]	20	18

Total compensation	37	33
[1]
Stock-based compensation does not include the effect of changes in fair value of Class B Non-Voting Shares or equity derivatives.